Property, Equipment and Software, Net	12 Months Ended
Dec. 31, 2017
Property Plant And Equipment [Abstract]
Property, Equipment and Software, Net

5. Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2016	2017
	US$’000	US$’000
Computer and electronic equipment	3,665	5,310
Leasehold improvements	2,581	3,209
Vehicle	1,954	2,085
Software	823	1,230
Office furniture and equipment	538	574
Total	9,561	12,408
Less: Accumulated depreciation	(4,247)	(6,578)
Property, equipment and software, net	5,314	5,830

Depreciation expenses for the years ended December 31, 2015, 2016 and 2017 was US$1,016 thousand, US$1,381 thousand and US$2,331 thousand, respectively.